Inventory (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of inventories [Abstract]
Mining and processing costs, inventories	$ 319.9	$ 345.4
Amortization	152.7	165.0
Amortization costs, Inventories		$ 165.0
Indirect Production Costs	5.4
Reclassified Amortization Costs	$ 1.1